LONG-TERM INCENTIVE PLANS	12 Months Ended
Dec. 31, 2022
LONG-TERM INCENTIVE PLANS
LONG-TERM INCENTIVE PLANS

NOTE 27 — LONG-TERM INCENTIVE PLANS

a)	Quantity Summary of Restricted Shares and Performance Shares:

Balance on January 1, 2020	13,018,407
Granted	3,146,696
Cancelled	(1,777,100)
Exercised	(1,918,669)
Balance on December 31, 2020	12,469,334
Granted	2,228,196
Cancelled	(1,755,522)
Exercised	(4,407,441)
Balance on December 31, 2021	8,534,567
Granted	5,922,879
Cancelled	(1,267,065)
Exercised	(2,377,494)
Balance on December 31, 2022	10,812,887

The Company recognizes the cost of the long-term incentive plan through Restricted Shares and Performance Shares based on the fair value of the options granted on the grant date during the vesting period of each grant. The fair value of the options granted is equivalent to the fair value of the services provided to the Company, being the amount of R$ 27.25 for the 2022 grant (R$ 26.88 for the 2021 grant). The grace period for the year is 3 years for grants made as from 2017. The costs with long-term incentive plans recognized in the income statement on December 31, 2022 were R$ 104,714 (R$ 65,289 and R$ 62,801 on December 31, 2021 and 2020, respectively).

As of December 31, 2022, the Company has a total of 9,836,850 preferred shares in treasury and, according to Note 24, these shares may be used for serving this plan.